Income taxes - Schedule of non-capital loss carryforwards (Details)	Dec. 31, 2019 CAD ($)
Income taxes paid (refund) [abstract]
2038	$ 12,492,296
2039	15,026,313
Non-capital income tax losses expire	$ 27,518,609